SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Term deposits (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Total term deposits held	¥ 274,351,895		¥ 97,555,565
Term deposits	274,351,895	$ 37,586,056	97,555,565
Denominated in RMB
Total term deposits held	20,000,000		20,000,000
Denominated in USD
Total term deposits held	¥ 254,351,895		¥ 77,555,565